Document and Entity Information	Nov. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ENERGY TRANSFER LP
Entity Incorporation State Country Code	TX
Entity File Number	1-32740
Entity Tax Identification Number	30-0108820
Entity Address Address Line 1	8111 Westchester Drive
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001276187
Common Units [Member]
Document Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Common Units
Trading Symbol	ET
9.250% Series I Fixed Rate Perpetual Preferred Units [Member]
Document Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	9.250% Series I Fixed Rate Perpetual Preferred Units
Trading Symbol	ETprI